SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Major Asset Categories (Details)	12 Months Ended
Dec. 31, 2019
Minimum | Buildings, plant and equipment1
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1
Minimum | Underground mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5
Minimum | Light vehicles and other mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1
Minimum | Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P1Y
Maximum | Buildings, plant and equipment1
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	28
Maximum | Underground mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P7Y
Maximum | Light vehicles and other mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7
Maximum | Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7